Reserve for Losses and Loss Adjustment Expenses - Reconciliation of Liability for Claims and Claim Adjustment Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-duration Insurance Contracts, Historical Claims Duration
Reserve for losses and loss adjustment expense net of reinsurance	$ 1,428	$ 2,332	$ 4,165	$ 3,159	$ 3,755	$ 4,432	$ 3,336	$ 1,562
Total reinsurance recoverable on unpaid claims			11,896
Reserve for losses and loss adjustment expenses	$ 14,630		16,061	$ 14,366		$ 17,784	$ 4,778
Homeowners' Insurance
Short-duration Insurance Contracts, Historical Claims Duration
Reserve for losses and loss adjustment expense net of reinsurance			843
Total reinsurance recoverable on unpaid claims			5,650
Special Property Insurance
Short-duration Insurance Contracts, Historical Claims Duration
Reserve for losses and loss adjustment expense net of reinsurance			3,322
Total reinsurance recoverable on unpaid claims			$ 6,246